FEDERATED HERMES INCOME SECURITIES TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

June 28, 2021

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES INCOME SECURITIES TRUST (the “Registrant”)

Federated Hermes Intermediate Corporate Bond Fund

Institutional Shares

Service Shares

Federated Hermes Short-Term Income Fund

Class A Shares

Class R6 Shares

Institutional Shares

Service Shares (collectively, the Funds)

1933 Act File No. 33-3164 1940 Act File No. 811-4577

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive form of Prospectuses and Statements of Additional Information dated June 30, 2021, that would have otherwise been filed under Rule 497(c), do not differ from the form of Prospectuses and Statements of Additional Information contained in the Registration Statement for the Fund(s) which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 228 on June 24, 2021.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/ George Magera
George Magera
Assistant Secretary